UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Changes in operating assets and liabilities:
Net cash used in operating activities	¥ (55,372)	$ (8,268)	¥ (40,260)	¥ (92,300)	¥ (88,900)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(116)	(17)	(694)
Cash paid for long-term investments			(1,500)
Cash received from maturity of time deposits			45,674
Cash received from disposal of long-term investments			5,400
Net cash generated from /(used in) investing activities	(116)	(17)	48,880
Cash flows from financing activities:
Cash received from borrowings	4,940	738	7,000
Repayments of short-term borrowings	(7,000)	(1,045)
Net cash generated from/(used in) financing activities	(2,060)	(307)	7,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash	380	57	(7,127)
Net increase (decrease) in cash, cash equivalents and restricted cash	(57,168)	(8,535)	8,493
Cash, cash equivalents and restricted cash at beginning of the period	97,298	14,526	139,745	139,745
Including :
Cash and cash equivalents at the beginning of the period	63,461	9,474	109,916	109,916
Restricted cash at the beginning of the period	33,837	5,052	29,829	29,829
Cash, cash equivalents and restricted cash at end of the period	40,130	5,991	148,238	97,298	139,745
Including :
Cash and cash equivalents at the end of the period	32,200	4,805	126,150	63,461	109,916
Restricted cash at the end of the period	7,946	1,186	22,088	¥ 33,837	¥ 29,829
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(91)	(14)	¥ (59)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 9,285	$ 1,386